NUVEEN
Money Market
Funds


August 31, 1998


Semiannual Report


Dependable, tax-free income
to help you keep more of
what you earn.

[PHOTO APPEARS HERE]


Tax-Exempt

Dear Shareholder

[Photo of Timothy R. Schwertfeger appears here]
Timothy R. Schwertfeger
Chairman of the Board

Wealth takes
a lifetime
to build.
Once achieved,
it should be
preserved.


I am pleased to report on the performance of the Nuveen Tax-Exempt Money Market Fund, Inc. for the six-month period ended August 31, 1998. During a period that saw significant volatility in the financial markets as a whole, your fund continued to provide a haven for investors seeking to retain the assets they've built over a lifetime.

Market Review

The past year has been one of ups and downs for the markets, in large part due to the aftershocks of the financial crisis in Asia. For many investors, the response to that market uncertainty was a rush to more conservative investments--a "flight to quality". As a result, yields in the municipal bond market continued to fall.

The near-term decline in interest rates was partially the result of expectations that the financial troubles in Asia would restrain the prices of imported goods and reduce foreign demand for U.S. products and services, thus keeping inflation at a moderate level. Those expectations were largely fulfilled, as the Consumer Price Index rose just .93% for the six months ended August 31, 1998, among its lowest levels in years.

While rates on long-term municipal bonds did not fall to the historic lows that the 30-year Treasury bond did, they remained low enough to command a large percentage of new issuance volume over the past year. As a result, short-term municipal investors faced relatively low supply, except in certain individual states, making good values more difficult to find.

Overall, we foresee continued strong demand for U.S. bonds, especially until the Asian crisis and its ripple effects in the world economy have subsided. Over the near term, that should keep bond prices high and rates relatively low, helping to prolong the U.S. economic expansion. In the coming months, we will continue to watch several key factors that could influence the tone of the fixed-income markets, including the demand for goods and services, the availability of qualified employees, and indications from the Federal Reserve.

"The fund proved able to offer competitive tax-free income, while maintaining the outstanding credit quality and liquidity that are its hallmarks."

Performance Review

Despite generally tight supply in the short-term municipal market, the Nuveen Tax-Exempt Money Market Fund, Inc. posted attractive returns while helping investors preserve capital in volatile markets.

As of August 31, investors were receiving an annualized tax-free yield of 3.09%, which is equivalent to a yield of 4.48% on an after-tax basis for investors in the 31% federal income tax bracket.

Portfolio Adjustments

High demand in the short-term market and declining yields made this segment of the municipal bond market challenging. Competition for short-term paper caused rates that were already low to drop even lower. Supply and demand factors made it harder to find attractive values as short term interest rates fell.

Despite the past year's demanding market, the fund proved able to offer competitive tax-free income, while maintaining the outstanding credit quality and liquidity that are its hallmarks.

Expertise Makes the Difference

Many investors choose the Nuveen Tax-Exempt Money Market Fund, Inc. because of its emphasis on stability of principal and competitive short-term yields. But behind that combination of performance and protection is more than 100 years of experience in the municipal markets. Our experience is evidenced through capabilities like Nuveen's unparalleled municipal market research, which identifies opportunities in the markets that are undiscovered or overlooked by other investors.

In volatile markets, that expertise can make a world of difference. Combined with our full family of equity, balanced, and tax-free investments, it can provide you the diversification and disciplined investment approach you need to bring balance to your overall investment strategy. I encourage you to talk with your financial adviser about Nuveen's growing range of investments, or call
(800) 257-8787 for a prospectus detailing all charges and expenses. Be sure to read it carefully before you invest. On behalf of everyone at Nuveen, we appreciate the opportunity to help you reach your financial goals.

Sincerely,


/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

October 15, 1998

          Nuveen Tax-Exempt Money Market Fund, Inc.
          Performance Overview

          As of August 31, 1998

Portfolio Statistics

Inception Date                                   3/81
-----------------------------------------------------
Net Assets ($000)                            $333,145
-----------------------------------------------------
Average Weighted Maturity (days)                   40
-----------------------------------------------------

Tax-Free Yields

SEC 7-Day Yield                                 3.09%
-----------------------------------------------------
SEC 30-Day Yield                                3.06%
-----------------------------------------------------

Taxable Equivalent

Federal Income Tax Rate                        31.00%
-----------------------------------------------------
SEC 7-Day Yield                                 4.48%
-----------------------------------------------------
SEC 30-Day Yield                                4.43%
-----------------------------------------------------

Diversification (as a % of total investments)

Health Care                                       23%
-----------------------------------------------------
Tax Obligation (General)                          18%
-----------------------------------------------------
Tax Obligation (Limited)                          15%
-----------------------------------------------------
Housing (Multifamily)                             13%
-----------------------------------------------------
Long Term Care                                    11%
-----------------------------------------------------
Transportation                                     7%
-----------------------------------------------------
Utilities                                          4%
-----------------------------------------------------
Financials                                         4%
-----------------------------------------------------
Education and Civic Organizations                  3%
-----------------------------------------------------
Water and Sewer                                    2%
-----------------------------------------------------

                     Portfolio of Investments (Unaudited)
                     Nuveen Tax-Exempt Money Market Fund, Inc.
                     August 31, 1998


     Principal                                                                                                        Amortized
        Amount       Description                                                                         Ratings*          Cost
----------------------------------------------------------------------------------------------------------------------------------
                     Arizona -- 2.9%

$    2,200,000       Maricopa County, Arizona, Pollution Control Corporation, Pollution Control              A-1+     $  2,200,000
                       Revenue Refunding Bonds (Arizona Public Service Company Palo Verde Project),
                       1994 Series B, Variable Rate Demand Bonds, 3.300%, 5/01/29+

     7,470,000       Sunset Ranch Certificate Trust, Variable Rate Certificates of Participation,          VMIG-1        7,470,000
                       1991 Series A, 3.350%, 12/01/27+
----------------------------------------------------------------------------------------------------------------------------------
                     Arkansas -- 0.6%

     2,000,000       Little Rock School District of Pulaski County, Arkansas, Tax and Revenue               MIG-1        2,003,862
                       Anticipation Promissory Notes, Series 1998, 4.250%, 12/30/98
----------------------------------------------------------------------------------------------------------------------------------
                     Connecticut -- 3.0%

    10,000,000       Connecticut State Special Assessment Unemployment Compensation Advance Fund           VMIG-1       10,000,000
                       Revenue Bonds, Series 1993C, Commercial Paper, 3.600%, 7/01/99
----------------------------------------------------------------------------------------------------------------------------------
                     District of Columbia -- 3.8%

     1,540,000       District of Columbia General Obligation, General Fund Recovery Bonds,                 VMIG-1        1,540,000
                       Series 1991B-1, Variable Rate Demand Bonds, 3.400%, 6/01/03+

     4,400,000       District of Columbia General Obligation, General Fund Recovery Bonds,                 VMIG-1        4,400,000
                       Series 1991B-2, Variable Rate Demand Bonds, 3.400%, 6/01/03+

     1,500,000       District of Columbia General Obligation, Series 1992A-3, Variable Rate                VMIG-1        1,500,000
                       Demand Bonds, 3.450%, 10/01/07+

     2,400,000       District of Columbia General Obligation, Series 1992A-6, Variable Rate                VMIG-1        2,400,000
                       Demand Bonds, 3.450%, 10/01/07+

     2,700,000       District of Columbia General Obligation, Series 1992A-4, Variable Rate                VMIG-1        2,700,000
                       Demand Bonds, 3.450%, 10/01/07+
----------------------------------------------------------------------------------------------------------------------------------
                     Florida -- 13.0%

    13,000,000       Florida Housing Finance Agency, Multi-Family Housing, 1985 Series D                   VMIG-1       13,000,000
                       (Kings Colony), Variable Rate Demand Bonds, 3.300%, 8/01/06+

     6,000,000       Capital Projects Finance Authority, Variable Rate Demand Revenue Bonds                  A-1+        6,000,000
                       (Florida Hospital Association  Capital Projects Loan Program), Series 1998A,
                       3.250%, 6/01/28+

     6,640,000       Gulf Breeze, Series 1995 A (Florida Municipal Bond Fund), Variable Rate                  A-1        6,640,000
                       Demand Bonds, 3.300%, 3/31/21+

     5,800,000       Miami Health Facilities Authority (Miami Jewish Home and Hospital for the               Aa-3        5,800,000
                       Aged, Inc.), Series 1992, Variable Rate Demand Bonds, 3.350%, 3/01/12+

     2,200,000       Orange County Health Facility Authority (Pooled Hospital Loan Program),               VMIG-1        2,200,000
                       Series 1985, Commercial Paper, 3.500%, 10/01/98

     5,500,000       Palm Beach County Health Facility Authority (Pooled Hospital Loan Program),           VMIG-1        5,500,000
                       Series 1985, Commercial Paper, 3.400%, 9/09/98

     4,300,000       Sunshine State Governmental Financing Commission Revenue Bonds, Series 1986           VMIG-1        4,300,000
                       (Money Market Municipals), Commercial Paper, 3.600%, 9/08/98
----------------------------------------------------------------------------------------------------------------------------------
                     Georgia -- 13.8%

     4,790,000       Georgia Municipal Gas Authority (Southern Portfolio I Project), Series D,               A-1+        4,790,000
                       Gas Revenue, Commercial Paper, 3.400%, 10/31/98

    10,585,000       Chatham County, Tax Anticipation Notes, Series 1998, 4.125%, 12/31/98                    N/R       10,602,135

     7,215,000       Housing Authority of Clayton County, Tax Exempt Adjustable Mode, Multifamily            Aa-2        7,215,000
                       Housing Revenue Refunding Bonds, Series 1996 (BS Partners LP Project), Variable
                       Rate Demand Bonds, 3.350%, 9/01/26+

     2,700,000       Columbia Elderly Authority, Residential Care Facilities Revenue Bonds (Augusta          Aa-3        2,700,000
                       Resource Center on Aging Inc.), Variable Rate Demand Bonds, 3.350%, 1/01/21+

     4,800,000       Housing Authority of the County of DeKalb, Georgia, Multifamily Housing Revenue         A-1+        4,800,000
                       Bonds (Crow Wood Arbor Associates, Ltd. Project), Series 1985Q, Variable Rate
                       Demand Bonds, 3.350%, 12/01/07+

    10,705,000       Housing Authority of the County of DeKalb, Georgia, Multifamily Housing Revenue       VMIG-1       10,705,000
                       Refunding Bonds (Lenox Pointe Project), Series 1996A, Variable Rate Demand
                     Bonds, 3.400%, 11/01/23+

                        Portfolio of Investments (Unaudited)
                        Nuveen Tax-Exempt Money Market Fund, Inc. (continued)
                        August 31, 1998

   Principal                                                                                                   Amortized
    Amount     Description                                                                         Ratings*    Cost
___________________________________________________________________________________________________________________________
               Georgia (continued)
$  5,000,000   Residential Care Facility for the Elderly Authority of Fulton County (Georgia),      A-1+    $  5,000,000
                Variable Rate Demand Bonds, Refunding Revenue Bonds (Lenbrook Square
                Foundation, Inc. Project), Series 1996, 3.300%, 1/01/18+
___________________________________________________________________________________________________________________________
               Illinois--5.4%

  10,000,000   City of Chicago, General Obligation Tender Notes, Series 1998, 3.550%, 2/04/99      SP-1+      10,000,000
                Decatur Water Revenue Bonds, Series 1985 (New South Water Treatment),
                Commercial Paper:
   5,000,000     4.200%, 9/14/98                                                                  VMIG-1       5,000,000
   3,000,000     4.200%, 9/15/98                                                                  VMIG-1       3,000,000
___________________________________________________________________________________________________________________________
               Indiana--2.3%

   7,800,000   Washington Township Metropolitan School District of Marion County, General            N/R       7,811,425
                Obligation, Temporary Loan Warrants, 1998 Second Series, 4.000%, 12/31/98
___________________________________________________________________________________________________________________________
               Kansas--0.3%

   1,000,000   Kansas Development Finance Authority, Insured Variable Rate Demand Revenue         VMIG-1       1,000,000
                Bond (Stormont-Vail Healthcare, Inc), Series 1998M, 3.350%, 11/15/23+
___________________________________________________________________________________________________________________________
               Louisiana--1.6%

   5,200,000   New Orleans Aviation Board, Series 1993B, Variable Rate Demand Bonds,              VMIG-1       5,200,000
                3.300%, 8/01/16+
___________________________________________________________________________________________________________________________
               Michigan--4.1%

   2,000,000   Michigan State Full Faith and Credit General Obligation Notes, 4.500%,              MIG-1       2,001,221
                9/30/98

  11,800,000   Detroit Downtown Development Authority (Millender Center Project),                 VMIG-1      11,800,000
                Variable Rate Demand Bonds, 4.100%, 12/01/10+
___________________________________________________________________________________________________________________________
               Minnesota--4.4%
   5,000,000   Bloomington Port Authority, Tax Increment Revenue Refunding Bonds                  VMIG-1       5,000,000
                (Mall of America Project), Series 1995A, Variable Rate Demand
                Bonds, 3.300%, 2/01/13+

   2,445,000   Minneapolis/St. Paul Housing and Redevelopment Authority, Health Care               SP-1+       2,445,000
                (Children's Health Care), Series 1995, Variable Rate Demand Bonds,
                3.350%, 8/15/25+

   7,355,000   St. Paul Housing and Redevelopment Authority, Parking Revenue Bonds,               VMIG-1       7,355,000
                Series 1995B, Variable Rate Demand Bonds, 3.300%, 8/01/17+
___________________________________________________________________________________________________________________________
               Missouri--9.6%

   8,000,000   Health and Educational Facilities Authority of the State of Missouri,                A-1+       8,000,000
                Variable Rate Demand Bonds, Health Facilities Revenue Bonds
                (St. Francis' Medical Center), Series 1996A, 3.300%, 6/01/26+

   4,000,000   Health and Educational Facilities Authority of the State of Missouri,              VMIG-1       4,000,000
                Variable Rate Demand Bonds, Health Facilities Revenue Bonds
                (Bethesda Barclay), Series 1996A, 3.300%, 8/15/26+

   2,300,000   Health and Educational Facilities Authority of the State of Missouri,              VMIG-1       2,300,000
                Variable Rate Demand Bonds, Educational Facilities Revenue Bonds
                (Drury College), Series 1996A, 3.450%, 8/15/21+

   3,355,000   State Environmental Improvement and Energy Resources Authority of the              VMIG-1       3,355,000
                State of Missouri, Unit Priced Demand Adjustable Pollution Control
                Revenue Bonds, Series 1985 A (Union Electric Company), Commercial Paper,
                3.500%, 10/14/98

   6,000,000   The City of St. Louis, Missouri, Tax and Revenue Anticipation Notes,                MIG-1       6,041,168
                Series 1998, 4.500%, 6/30/99

   8,300,000   St. Louis Land Clearance Redevelopment Authority, Parking Facility Revenue         VMIG-1       8,300,000
                Refunding Bonds, Series 1996, Variable Rate Demand Bonds, 4.000%, 9/01/19+
___________________________________________________________________________________________________________________________
               Nebraska--1.3%

   4,405,000   Scotts Bluff County Hospital Authority, 1 Elderly Residential Facility-GNMA           A-2       4,405,000
                (West Village), Variable Rate Demand Bonds, 4.200%, 12/01/31+
____________________________________________________________________________________________________________________________
               North Carolina--1.5%

   4,100,000   North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds,           A-1+       4,100,000
                Series 1988 B, Commercial Paper, 3.400%, 11/17/98

   1,000,000   Raleigh-Durham Airport Authority, Special Facilities Refunding Revenue Bonds         A-1+       1,000,000
                (American Airlines Project), Series 95A Variable Rate Demand Bonds, 3.350%,
                11/01/05+


       Principal                                                                                                          Amortized
          Amount    Description                                                                         Ratings*               Cost
-----------------------------------------------------------------------------------------------------------------------------------
                    Ohio - 4.4%

  $    4,000,000    Ohio School Districts, 1998 Cash Flow Borrowing Program, Certificates of               MIG-1        $ 4,007,362
                      Participation, Series A, 4.120%, 12/31/98

       5,800,000    Cuyahoga County, University Hospital of Cleveland, Series 1985, Variable Rate         VMIG-2          5,800,000
                      Demand Bonds, 3.900%, 1/01/16+

       5,000,000    County of Hamilton, Ohio, Variable Rate Hospital Facilities Revenue Bonds,            VMIG-1          5,000,000
                      Series 1997A (Children's Hospital Medical Center), 3.300%, 5/15/17+
-----------------------------------------------------------------------------------------------------------------------------------
                    Oklahoma - 1.5%

       5,000,000    Oklahoma City Industrial and Cultural Facilities (SSM Health Care), Series 1998B,       A-1+          5,000,000
                      Variable Rate Demand Revenue Bonds, 3.400%, 6/01/19+
-----------------------------------------------------------------------------------------------------------------------------------
                    Pennsylvania - 8.4%

       3,100,000    Allegheny County Hospital Development Authority (Allegheny County, Pennsylvania),     VMIG-1          3,100,000
                      Health Center Revenue Bonds, Series 1990 A (Presbyterian-University Health
                      System, Inc.), Variable Rate Demand Bonds, 3.350%, 3/01/20+

      10,000,000    Dauphin County General Authority, Variable Rate Demand Revenue Bonds, Series of       VMIG-1         10,000,000
                      1997 (Education and Health Loan Program), 3.300%, 11/01/17+

       7,000,000    Lancaster County Hospital Authority, Health Center Revenue Bonds, Series B 1998          A-1          7,000,000
                      (Willow Valley Lakes Manor Project), Variable Rate Demand Bonds,
                      3.300%, 12/01/18+

       3,650,000    Philadelphia Authority for Industrial Development (Horizon House, Inc. Project),      VMIG-1          3,650,000
                      Variable Rate Revenue Bonds, Series 1998, 3.350%, 6/01/13+

       4,400,000    South Fork Municipal Authority, Adjustable Rate Hospital Revenue Bonds, Series          A-1+          4,400,000
                      1998A (Conemaugh Health System Project), 3.250%, 7/01/28+
-----------------------------------------------------------------------------------------------------------------------------------
                    South Dakota - 3.6%

      11,860,000    South Dakota Health and Educational Facility (McKennan Hospital), Series 1994,        VMIG-1         11,860,000
                      Variable Rate Demand Revenue Bonds, 3.300%, 7/01/14+
-----------------------------------------------------------------------------------------------------------------------------------
                    Tennessee - 3.0%

       4,100,000    The Public Building Authority of the City of Clarksville, Tennessee, Adjustable         A-1+          4,100,000
                      Rate Pooled Financing Revenue Bonds, Series 1994 (Tennessee Municipal Bond Fund),
                      Variable Rate Demand Bonds, 3.300%, 6/01/24+

       6,000,000    Montgomery County Public Building Authority (Tennessee County Loan Pool),              MIG-1          6,000,000
                      Adjustable Rate Pooled Financing, Series 1997, 3.350%, 11/01/27+
-----------------------------------------------------------------------------------------------------------------------------------
                    Texas - 1.4%

       2,500,000    Texas Health Facilities Development Corporation (North Texas Pooled Health            VMIG-1          2,500,000
                      Program), Variable Rate Demand Bonds, 3.500%, 5/31/25+

       2,000,000    Harris County Health Facilities Development Corporation, Hospital Revenue Bonds,      VMIG-1          2,000,000
                      Series 1997B (Memorial Hospital System Project), Variable Rate Demand Bonds,
                      3.150%, 6/01/24+
-----------------------------------------------------------------------------------------------------------------------------------
                    Utah - 1.1%

       3,500,000    Utah County, Utah, Tax and Revenue Anticipation Notes, Series 1998, 4.000%,              N/R          3,504,184
                      12/31/98
-----------------------------------------------------------------------------------------------------------------------------------
                    Virginia - 0.5%

       1,500,000    Industrial Development Authority of the County of Henrico, Virginia, Health           VMIG-1          1,500,000
                      Facility Revenue Bonds (The Hermitage at Cedarfield), Series 1994, Variable
                      Rate Demand Bonds, 3.400%, 5/01/24+
-----------------------------------------------------------------------------------------------------------------------------------
                    Washington - 3.3%

       2,000,000    Washington State Housing Finance Commission, Nonprofit Revenue Bonds (Panorama        VMIG-1          2,000,000
                      City Project), 1997 Refunding Bonds, Variable Rate Demand Bonds,
                      3.750%, 1/01/27+

       9,000,000    Washington Student Loan Agency, Series 1984A, Variable Rate Demand Bonds,             VMIG-1          9,000,000
                      3.950%, 1/01/01+

          -----

               Portfolio of Investments (Unaudited)
               Nuveen Tax-Exempt Money Market Fund, Inc. (continued) August 31, 1998


   Principal                                                                                                   Amortized
      Amount     Description                                                                      Ratings*          Cost
------------------------------------------------------------------------------------------------------------------------
                 Wisconsin - 3.2%
$  5,500,000     Wisconsin Health and Educational Facilities Authority, Series 1988A (Alexian       VMIG-1  $  5,500,000
                   Village of Milwaukee), Commercial Paper, 4.200%, 9/03/98

   5,000,000     Madison Metropolitan School District, Tax and Revenue Anticipation Promissory         N/R     5,008,150
                   Note, 4.000%, 2/23/99
------------------------------------------------------------------------------------------------------------------------
$326,415,000     Total Investments - 98.0%                                                                   326,509,507
============------------------------------------------------------------------------------------------------------------
                 Other Assets Less Liabilities - 2.0%                                                          6,635,435
                 -------------------------------------------------------------------------------------------------------
                 Net Assets - 100%                                                                           $333,144,942
                 =======================================================================================================



*    Ratings:  Using the higher of Standard & Poor's or Moody's rating.

N/R  Investment is not rated.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.



                                 See accompanying notes to financial statements.

          Statement of Net Assets (Unaudited)
          August 31, 1998

---------------------------------------------------------------------------------------------------------------------------
Assets
Investments in short-term municipal securities, at amortized cost, which approximates market value (note 1)    $326,509,507
Cash                                                                                                              4,904,038
Receivables:
  Interest                                                                                                        2,198,678
  Investments sold                                                                                                  500,000
Other assets                                                                                                         84,777
---------------------------------------------------------------------------------------------------------------------------
  Total assets                                                                                                  334,197,000
---------------------------------------------------------------------------------------------------------------------------
Liabilities
Accrued expenses:
  Management fees (note 3)                                                                                          115,932
  Other                                                                                                              47,478
Dividends payable                                                                                                   888,648
---------------------------------------------------------------------------------------------------------------------------
  Total liabilities                                                                                               1,052,058
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding (note 4)                                                           $333,144,942
===========================================================================================================================
Shares outstanding                                                                                              333,144,942
===========================================================================================================================
Net asset value, offering and redemption price per share (net assets divided by shares outstanding)            $       1.00
===========================================================================================================================

          Statement of Operations (Unaudited)
          Six Months Ended August 31, 1998

---------------------------------------------------------------------------------------------------------------------------
Investment Income (note 1)                                                                                     $  6,759,205
---------------------------------------------------------------------------------------------------------------------------
Expenses
Management fees (note 3)                                                                                            738,285
Shareholders' servicing agent fees and expenses                                                                       9,307
Custodian's fees and expenses                                                                                        32,753
Directors' fees and expenses (note 3)                                                                                 4,301
Professional fees                                                                                                     3,064
Shareholders' reports -- printing and mailing expenses                                                                4,761
Federal and state registration fees                                                                                  14,446
Other expenses                                                                                                       18,198
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                      825,115
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                             5,934,090
Net realized gain (loss) from investment transactions (notes 1 and 2)                                               (14,687)
---------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                                                     $  5,919,403
===========================================================================================================================

                                 See accompanying notes to financial statements.

          Statement of Changes in Net Assets (Unaudited)

                                                                                Six Months Ended        Year Ended
                                                                                 August 31, 1998           2/28/98
------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                           $     5,934,090    $    16,288,896
Net realized gain (loss) from investment transactions (notes 1 and 2)                   (14,687)            (2,131)
------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                            5,919,403         16,286,765
------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)                                               (5,919,403)       (16,286,765)
------------------------------------------------------------------------------------------------------------------
Share Transactions
 (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of shares                                                    995,993,596      2,020,884,303
Net proceeds from shares issued to shareholders due to reinvestment
  of distributions                                                                    3,192,197          6,718,107
------------------------------------------------------------------------------------------------------------------
                                                                                    999,185,793      2,027,602,410
------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                          (1,139,542,570)    (2,069,503,749)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from share transactions                      (140,356,777)       (41,901,339)
Net assets at the beginning of period                                               473,501,719        515,403,058
------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                                                 $   333,144,942    $   473,501,719
==================================================================================================================

                See accompanying notes to financial statements.

          ======

Notes to Financial Statements (Unaudited)



1.  General Information and Significant Accounting Policies

The Nuveen Tax-Exempt Money Market Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with generally accepted accounting principles.

Securities Valuation

The Fund invests in short-term municipal securities maturing within one year from the date of acquisition. Securities with a maturity of more than one year in all cases have variable rate and demand features qualifying them as short-term securities and are valued at amortized cost. On a dollar-weighted basis, the average maturity of all such securities must be 90 days or less (at August 31, 1998, the dollar-weighted average life was 40 days).

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Fund has instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At August 31, 1998, there were no such outstanding purchase commitments.

Interest Income

Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts.

Dividends and Distributions to Shareholders

Tax-exempt net investment income, adjusted for realized short-term gains and losses on investment transactions, is declared as a dividend to shareholders of record as of the close of each business day and payment is made or reinvestment is credited to shareholder accounts after month-end.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, including any net realized capital gains from investment transactions. Therefore, no federal income tax provision is required. Furthermore, the Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Fund. Net realized capital gain distributions, if any, are subject to federal taxation.

Insurance Commitments

The Fund has obtained commitments (each a "Commitment") from Municipal Bond Investors Assurance Corporation ("MBIA") with respect to certain designated bonds held by the Fund for which credit support is furnished by banks ("Approved Banks") approved by MBIA under its established credit approval standards. Under the terms of a Commitment, if the Fund were to determine that certain adverse circumstances relating to the financial condition of the Approved Banks had occurred, the Fund could cause MBIA to issue a "while-in-fund" insurance policy covering the underlying bonds; after time and subject to further terms and conditions, the Fund could obtain from MBIA an "insured-to-maturity" insurance policy as to the covered bonds. Each type of insurance policy would insure payment of interest on the bonds and payment of principal at maturity. Although such insurance would not guarantee the market value of the bonds or the value of the Fund's shares, the Fund believes that its ability to obtain insurance for such bonds under such adverse circumstances will enable the Fund to hold or dispose of such bonds at a price at or near their par value.

Derivative Financial Instruments

The Fund may invest in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Fund is authorized to invest in such financial instruments, and may do so in the future, it did not make any such investments during the six months ended August 31, 1998.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  Securities Transactions

Purchases and sales (including maturities) of investments in short-term municipal securities during the six months ended August 31, 1998, aggregated $678,732,411 and $818,191,080, respectively.

At August 31, 1998, the cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes.

3.  Management Fee and Other Transactions with Affiliates

Under the Fund's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of John Nuveen & Co. Incorporated, the Fund pays an annual management fee, payable monthly, as follows:

Average Daily Net Asset Value                                   Management Fee
------------------------------------------------------------------------------
For the first $500 million                                          .400 of 1%
For the next $500 million                                           .375 of 1
For the next $1 billion                                             .350 of 1
For net assets over $2 billion                                      .325 of 1
==============================================================================

The management fee is reduced by, or the Adviser assumes certain Fund expenses in an amount necessary to prevent the Fund's total expenses (including the Adviser's fee, but excluding interest, taxes, fees incurred in acquiring and disposing of portfolio securities and, to the extent permitted, extraordinary expenses) in any fiscal year from exceeding .45 of 1% of the average daily net asset value of the Fund.

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Fund pays no compensation directly to those of its Directors who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Fund from the Adviser or its affiliates.

4.  Composition of Net Assets

At August 31, 1998, the Fund had 5 billion shares of $.01 par value stock authorized. Net assets consisted of $333,144,942 paid-in capital.

5.  Investment Composition

At August 31, 1998, the revenue sources by municipal purpose, expressed as a percent of total investments, were as follows:


------------------------------------------------------------------------------
Education and Civic Organizations                                           3%
Financials                                                                  4
Health Care                                                                23
Housing/Multifamily                                                        13
Long Term Care                                                             11
Tax Obligation/General                                                     18
Tax Obligation/Limited                                                     15
Transportation                                                              7
Utilities                                                                   4
Water and Sewer                                                             2
------------------------------------------------------------------------------
                                                                          100%
==============================================================================

At August 31, 1998, 89% of the investments owned by the Fund have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions (see note 1).

For additional information regarding each investment security, refer to the Portfolio of Investments.

    Financial Highlights (Unaudited)



    Selected data for a share outstanding throughout each period is as follows:

                               Investment Operations  Less Distributions                             Ratios/Supplemental Data
                               ---------------------  ------------------                       ------------------------------------


                                                                                                                              Ratio
                                                                                                                             of Net
                 Beginning                       Net                       Ending                             Ratio of   Investment
                       Net          Net    Realized/         Net              Net                  Ending     Expenses    Income to
Year Ended           Asset   Investment   Unrealized  Investment  Capital   Asset       Total  Net Assets   to Average      Average
February 28/29,      Value       Income  Gain (Loss)      Income    Gains   Value  Return (a)       (000)   Net Assets   Net Assets
------------------------------------------------------------------------------------------------------------------------------------
1999 (b)             $1.00         $.02         $ --  $    (.02)   $   --   $1.00       1.50%    $333,145          .45%*     3.21%*
1998                  1.00          .03           --       (.03)       --    1.00       3.27      473,502          .44       3.26
1997                  1.00          .03           --       (.03)       --    1.00       3.11      515,403          .44       3.10
1996                  1.00          .03           --       (.03)       --    1.00       3.42      610,053          .44       3.43
1995                  1.00          .03           --       (.03)       --    1.00       2.69      759,244          .44       2.65
1994                  1.00          .02           --       (.02)       --    1.00       2.04      975,833          .42       2.04

 *   Annualized.
(a)  Total returns are calculated on net asset value and are not annualized.
(b)  For the six months ended August 31, 1998.

Building a Better Portfolio
Can Make You a Successful Investor



Nuveen Family of Mutual Funds
Nuveen offers a variety of funds designed to help you reach your financial goals.

Growth
Nuveen Rittenhouse Growth Fund

Growth and Income
European Value Fund

Growth and Income Stock Fund

Balanced Stock and Bond Fund

Balanced Municipal and Stock Fund

Tax-Free Income

National Funds
Long-Term
Insured
Intermediate-Term
Limited-Term

State Funds
Arizona
California
Colorado
Connecticut
Florida
Georgia
Kansas
Kentucky
Louisiana
Maryland
Massachusetts
Michigan
Missouri
New Jersey
New Mexico
New York
North Carolina
Ohio
Pennsylvania
Tennessee
Virginia
Wisconsin

Successful investors know that a well-diversified portfolio -- one that balances different types of investments, levels of risk, and tax management -- can be the foundation for building and sustaining wealth. That's why Nuveen offers you and your financial adviser a wide range of quality investments that can help you build a better portfolio in the pursuit of your financial goals.

Mutual Funds

Nuveen offers a family of equity, balanced, and municipal bond funds featuring Premier Advisers/SM/ including Institutional Capital Corporation, Rittenhouse Financial Services, and Nuveen Advisory Corp. Each brings a specialized expertise in a particular investment style or asset class, time-tested investment strategies, and a focus on consistent, long-term performance. With Nuveen's Premier Adviser funds, you have all the advantages of a family of funds plus the benefits of specialized investment expertise.

Private Asset Management

Rittenhouse Financial Services and Nuveen Asset Management offer comprehensive, customized investment management solutions to investors with assets of $250,000 or more to invest. A range of actively managed growth, balanced, and municipal income-oriented portfolios are available, all based upon a disciplined investment philosophy.

Defined Portfolios

Nuveen Defined Portfolios are fixed portfolios of quality securities that are a convenient, attractive alternative to purchasing individual securities. They provide low-cost diversification to reduce risk, while also offering experienced, professional security selection and surveillance. In addition, Nuveen Defined Portfolios provide daily liquidity at that day's net asset value for quick access to your assets.

Exchange-Traded Funds

Nuveen Exchange-Traded Funds offer investors actively managed portfolios of investment-grade quality municipal bonds. The fund shares are listed and traded on the New York and American stock exchanges. Exchange-traded funds provide the investment convenience, price visibility and liquidity of common stocks.

MuniPreferred/(R)/

Nuveen MuniPreferred offers investors a AAA rated investment with an attractive tax-free yield for the cash reserves portion of an investment portfolio. MuniPreferred shares are backed 2-to-1 by the long-term portfolios of Nuveen dual-class exchange-traded funds and are available for national as well as a wide variety of state-specific portfolios.

Fund Information


Board of Directors

Robert P. Bremner
Lawrence H. Brown
Anthony T. Dean
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

Fund Manager

Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

Transfer Agent and
Shareholder Services

The Chase Manhattan Bank
4 New York Plaza
New York, NY 10004-2413
(800) 257-8787

Legal Counsel

Morgan, Lewis &
Bockius LLP
Washington, D.C.

Independent Public Accountants

Arthur Andersen LLP
Chicago, IL

Serving Investors for Generations

[Photo of John Nuveen, Sr. appears here]


Since our founding in 1898, John Nuveen & Co. has been synonymous with investments that withstand the test of time. Today we offer a broad range of quality investments designed for individuals seeking to build and sustain wealth. In fact, more than 1.3 million investors have trusted Nuveen to help them pursue their financial goals.

The cornerstone of Nuveen's investment philosophy is a commitment to disciplined long-term investment strategies focused on providing consistent, attractive performance over time. We emphasize quality securities carefully chosen through in-depth research, and we follow those securities closely over time to ensure that they continue to meet our exacting standards.

Whether your focus is long-term growth, dependable current income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. Our equity, balanced, and tax-free income funds, along with our defined portfolios and private asset management, can help you build a better, well-diversified portfolio.

Talk with your financial adviser to learn more about how Nuveen investment products and services can help you. Or call us at (800) 257-8787 for more information, including a prospectus where applicable. Please read that information carefully before investing.

NUVEEN
1898 - 1998
Our Second Century
helping investors sustain the wealth of a lifetime./SM/

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60616-1286

www.nuveen.com